Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	6 Months Ended
Apr. 30, 2025 $ / $
Base Forecast [Member] | Average Q2 2025 - Q1 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.02%
U.S. 10-year BBB spread	1.63%
Exchange rate (U.S. dollar/Canadian dollar)	0.68
Base Forecast [Member] | Average Q2 2025 - Q1 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.90%
Real GDP	0.80%
Home prices	(2.50%)
Central bank policy interest rate	2.25%
Base Forecast [Member] | Average Q2 2025 - Q1 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%
Real GDP	1.10%
Home prices	3.70%
Central bank policy interest rate	3.94%
Base Forecast [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.75%
U.S. 10-year BBB spread	1.85%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Base Forecast [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	1.80%
Home prices	4.40%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	2.10%
Home prices	3.40%
Central bank policy interest rate	3.00%
Upside Scenario [Member] | Average Q2 2025 - Q1 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.33%
U.S. 10-year BBB spread	1.43%
Exchange rate (U.S. dollar/Canadian dollar)	0.70
Upside Scenario [Member] | Average Q2 2025 - Q1 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%
Real GDP	1.00%
Home prices	(2.10%)
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Average Q2 2025 - Q1 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	1.20%
Home prices	4.20%
Central bank policy interest rate	3.69%
Upside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.02%
U.S. 10-year BBB spread	1.77%
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	2.00%
Home prices	4.90%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.20%
Home prices	4.00%
Central bank policy interest rate	3.25%
Downside Scenario [Member] | Average Q2 2025 - Q1 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.72%
U.S. 10-year BBB spread	2.44%
Exchange rate (U.S. dollar/Canadian dollar)	0.64
Downside Scenario [Member] | Average Q2 2025 - Q1 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.60%
Real GDP	(0.50%)
Home prices	(8.50%)
Central bank policy interest rate	1.13%
Downside Scenario [Member] | Average Q2 2025 - Q1 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	(0.70%)
Home prices	(5.80%)
Central bank policy interest rate	2.31%
Downside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.45%
U.S. 10-year BBB spread	2.13%
Exchange rate (U.S. dollar/Canadian dollar)	0.68
Downside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	2.00%
Home prices	2.40%
Central bank policy interest rate	1.42%
Downside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.30%
Home prices	4.30%
Central bank policy interest rate	2.19%